Net investment (expense) income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
6. Net investment (expense)/income
Net (losses)/gains from financial assets mandatorily at fair value	£ (39)	£ 218	£ 172
Net gains from disposal of debt instruments at fair value through other comprehensive income	251	454	131
Net (losses)/gains from disposal of financial assets and liabilities measured at amortised cost	(128)	(38)	(20)
Dividend income	0	0	55
Net (losses)/gains on other investments	(205)	(214)	56
Net investment (expense)/income	£ (121)	£ 420	£ 394